December 9, 2015

VIA EDGAR

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington D.C. 20549

Re:	Asset Management Fund (the “Registrant”) File Nos. 002-78808 and 811-03541 on behalf of AMF Large Cap Equity Fund

To the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated November 19, 2015 to the Prospectus dated March 1, 2015. The purpose of the filing is to submit the 497 filing dated November 19, 2015 in XBRL for the Fund.

If you have any questions or require any further information, please contact the undersigned at (614) 255-6888.

Very truly yours,

/s/ David Bunstine

David Bunstine

Secretary

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase